Condensed Consolidating Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Results of Operations

Condensed Consolidating Results of Operations

	Year Ended December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,448.1	$2,952.2	$(704.2)	$6,696.1
Costs and expenses	147.2	3,990.4	2,685.9	(704.2)	6,119.3

Operating (loss) earnings	(147.2)	457.7	266.3	—	576.8
Other expense, net	37.1	206.3	89.5	—	332.9
Equity in the income of subsidiaries	428.2	163.1	—	(591.3)	—

Net income (loss)	$243.9	$414.5	$176.8	$(591.3)	$243.9

Comprehensive income (loss)	$247.2	$426.9	$185.9	$(612.8)	$247.2

	Year Ended December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,057.3	$2,767.6	$(145.0)	$6,679.9
Costs and expenses	95.6	3,651.8	2,554.6	(145.0)	6,157.0

Operating (loss) earnings	(95.6)	405.5	213.0	—	522.9
Other expense, net	61.4	229.1	27.7	—	318.2
Equity in the income of subsidiaries	361.7	179.7	—	(541.4)	—

Net income (loss)	$204.7	$356.1	$185.3	$(541.4)	$204.7

Comprehensive income (loss)	$172.8	$314.5	$167.3	$(481.8)	$172.8

	Year Ended December 31, 2010
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$3,689.1	$2,452.5	$(118.9)	$6,022.7
Costs and expenses	126.3	3,273.3	2,334.7	(118.9)	5,615.4

Operating (loss) earnings	(126.3)	415.8	117.8	—	407.3
Other expense, net	57.0	169.2	74.4	—	300.6
Equity in the income of subsidiaries	290.0	37.8	—	(327.8)	—

Net income (loss)	$106.7	$284.4	$43.4	$(327.8)	$106.7

Comprehensive income (loss)	$102.8	$284.1	$51.0	$(335.1)	$102.8

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

	As of December 31, 2012
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$576.7	$926.5	$2,307.2	$—	$3,810.4
Investment in subsidiaries	5,895.6	1,844.2	—	(7,739.8)	—
Non-current assets	3,068.8	6,861.3	4,500.4	(10,530.3)	3,900.2

Total assets	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

Liabilities and stockholders’ equity
Current liabilities	$189.1	$614.1	$925.5	$—	$1,728.7
Non-current liabilities	7,592.4	3,038.5	4,121.7	(10,530.3)	4,222.3
Stockholders’ equity	1,759.6	5,979.4	1,760.4	(7,739.8)	1,759.6

Total liabilities and stockholders’ equity	$9,541.1	$9,632.0	$6,807.6	$(18,270.1)	$7,710.6

	As of December 31, 2011
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$359.0	$1,046.1	$2,089.8	$(1.4)	$3,493.5
Investment in subsidiaries	5,688.8	1,745.0	—	(7,433.8)	—
Non-current assets	114.5	4,219.2	698.7	(1,409.2)	3,623.2

Total assets	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Liabilities and stockholders’ equity
Current liabilities	$260.8	$605.0	$598.1	$(0.2)	$1,463.7
Non-current liabilities	3,989.5	546.1	615.8	(1,410.4)	3,741.0
Stockholders’ equity	1,912.0	5,859.2	1,574.6	(7,433.8)	1,912.0

Total liabilities and stockholders’ equity	$6,162.3	$7,010.3	$2,788.5	$(8,844.4)	$7,116.7

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(171.4)	$463.5	$207.9	$(19.7)	$480.3
Financing activities:
Net change in short-term debt	—	—	74.7	—	74.7
(Payments on) proceeds from intercompany transactions	409.6	(421.3)	(8.0)	19.7	—
Proceeds from issuance of long-term debt	800.0	0.5	2.0	—	802.5
Payments on long-term debt	(166.0)	(0.4)	(6.3)	—	(172.7)
Issuance (repurchase) of common stock, net	(557.9)	—	—	—	(557.9)
Excess tax benefits from stock-based compensation	43.0	—	—	—	43.0
Other	(24.4)	—	(0.5)	—	(24.9)

Net cash provided by (used in) financing activities	504.3	(421.2)	61.9	19.7	164.7

Investing activities:
Additions to property, plant and equipment	(5.2)	(67.0)	(82.3)	—	(154.5)
Acquisition of business, net of cash acquired	(104.2)	(3.0)	(179.1)	—	(286.3)
Intercompany investing activities, net	—	—	—	—	—
Other	1.3	4.2	7.8	—	13.3

Net cash used in investing activities	(108.1)	(65.8)	(253.6)	—	(427.5)

Effect of exchange rate changes on cash	—	—	8.3	—	8.3

Net increase in cash and cash equivalents	224.8	(23.5)	24.5	—	225.8
Cash and cash equivalents at beginning of year	335.4	28.4	444.5	—	808.3

Cash and cash equivalents at end of year	$560.2	$4.9	$469.0	$—	$1,034.1

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(121.7)	$430.3	$141.1	$(22.6)	$427.1
Financing activities:
Net change in short-term debt	—	—	1.0	—	1.0
(Payments on) proceeds from intercompany transactions	370.7	(321.0)	(68.0)	18.3	—
Proceeds from issuance of long-term debt	1,025.0	—	—	—	1,025.0
Payments on long-term debt	(1,110.6)	—	—	—	(1,110.6)
Issuance (repurchase) of common stock, net	(80.8)	—	—	—	(80.8)
Other	(31.3)	—	—	—	(31.3)

Net cash provided by (used in) financing activities	173.0	(321.0)	(67.0)	18.3	(196.7)

Investing activities:
Additions to property, plant and equipment	(2.1)	(109.5)	(15.3)	—	(126.9)
Acquisition of business, net of cash acquired	(0.9)	(12.5)	(1.0)	—	(14.4)
Intercompany investing activities, net	—	(4.3)	—	4.3	—
Other	—	24.2	4.0	—	28.2

Net cash used in investing activities	(3.0)	(102.1)	(12.3)	4.3	(113.1)

Effect of exchange rate changes on cash	—	—	(4.4)	—	(4.4)

Net increase in cash and cash equivalents	48.3	7.2	57.4	—	112.9
Cash and cash equivalents at beginning of year	287.1	21.2	387.1	—	695.4

Cash and cash equivalents at end of year	$335.4	$28.4	$444.5	$—	$808.3

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities, net	$(196.8)	$425.2	$71.0	$(10.4)	$289.0
Financing activities:
Net change in short-term debt	—	50.0	6.2	—	56.2
(Payments on) proceeds from intercompany transactions	239.2	(306.8)	340.6	(273.0)	—
Proceeds from issuance of long-term debt	786.1	—	—	—	786.1
Payments on long-term debt	(260.9)	—	—	—	(260.9)
Issuance (repurchase) of common stock, net	(42.8)	—	—	—	(42.8)
Other	(58.4)	—	—	—	(58.4)

Net cash provided by (used in) financing activities	663.2	(256.8)	346.8	(273.0)	480.2

Investing activities:
Additions to property, plant and equipment	(27.0)	(91.9)	(18.6)	—	(137.5)
Acquisition of business, net of cash acquired	(398.5)	(68.1)	(288.9)	—	(755.5)
Intercompany investing activities, net	(282.4)	(1.0)	—	283.4	—
Other	(9.3)	—	19.2	—	9.9

Net cash used in investing activities	(717.2)	(161.0)	(288.3)	283.4	(883.1)

Effect of exchange rate changes on cash	—	—	(18.1)	—	(18.1)

Net increase in cash and cash equivalents	(250.8)	7.4	111.4	—	(132.0)
Cash and cash equivalents at beginning of year	537.9	13.8	275.7	—	827.4

Cash and cash equivalents at end of year	$287.1	$21.2	$387.1	$—	$695.4

Effect of Revision on Previously Reported Amounts

The effects of the revisions on the previously reported amounts are as follows:

(in millions)	Parent	Guarantor	Non-Guarantor	Elimination	Consolidated
	Increase/(Decrease)
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities, net
2011	$7.1	$15.5	$—	$(22.6)	$—
2010	—	10.4	—	(10.4)	—
Net cash provided by (used in) financing activities					—
2011	(7.1)	(11.2)	—	18.3	—
2010	—	(9.4)	282.4	(273.0)	—
Net cash used in investing activities					—
2011	—	(4.3)	—	4.3	—
2010	—	(1.0)	(282.4)	283.4	—